Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Maturities of cash equivalents, in months	Three
Long-term debt, carrying values	$ 1,047,859,000	$ 1,060,084,000
Long-term debt, fair values	$ 1,105,650,000	$ 1,087,726,000